Capital Stock - Series C & Series D (Details) - Forge Nano, Inc. - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended				3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 13, 2026	Mar. 31, 2025	Mar. 31, 2025	Sep. 30, 2024	Feb. 29, 2024	May 31, 2023	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Capital Stock
Proceeds from issuance of preferred stock, net of issuance costs														$ 6,290
Issuance of Series C preferred stock (in shares)							175,266		24,370	172,187	90,325		229,006	82,313
Number of shares issued upon conversion									254	19,814			19,814
Preferred stock, par value (in dollars per share)							$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Aggregate proceeds from series D equity financing		$ 42,000	$ 41,849
Investment amount												$ 4,072
Series C preferred stock
Capital Stock
Proceeds from issuance of preferred stock, net of issuance costs				$ 5	$ 1,300
Preferred stock, issue price				$ 76.42	$ 76.42	$ 76.42
Issuance of Series C preferred stock (in shares)				65,430
Preferred stock, par value (in dollars per share)							0.0001				0.0001	$ 0.0001	0.0001	0.0001
Series C preferred stock | Hanwha Corporation and Hanwha Aerospace
Capital Stock
Proceeds from issuance of preferred stock, net of issuance costs						$ 15,000
Series C preferred stock | Orion Infrastructure Capital (OIC)
Capital Stock
Proceeds from issuance of preferred stock, net of issuance costs						$ 5
Preferred stock, issue price						$ 76.42
Series D
Capital Stock
Preferred stock, par value (in dollars per share)							$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from related party equity investments	$ 13,000		37,800
Realted party equity investments	$ 15,000
Aggregate proceeds from series D equity financing											$ 97,386		$ 48,200
Series D Convertible Note
Capital Stock
Principal amount of debt converted			$ 3,905
Number of shares issued upon conversion			19,814
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001							$ 0.0001
Debt Instrument, Convertible, Conversion Price		157.66	$ 157.66							157.66
Debt Instrument, Convertible, Conversion Price, Discount Percentage			20.00%
Share Price		$ 197.07	$ 197.07							$ 197.07
Convertible debt extinguished			$ 3,905
Impact of conversion on convertible debt and warrants			$ 0
Subsequent events
Capital Stock
Aggregate proceeds from series D equity financing								$ 63,596